Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash (used in) provided by: Operating activities:
Net loss for the year	$ (7,097)	$ (1,039)	$ (922)
Adjustments for:
Current income tax expense	208	256	25
Amortization of property and equipment	494	438	434
Amortization of intangible assets	2,152	1,876	1,736
Share?based compensation	136	196	288
Write-down of inventories, net of recoveries	458	78	277
Finance income, net	(122)	(165)	(65)
Unrealized foreign exchange loss	123	71	108
Change in the following:
Accounts receivable	227	150	760
Inventories	109	(207)	(31)
Prepaid expenses	(204)	237	(26)
Other assets	0	(18)	0
Accounts payable and accrued liabilities	2,948	(494)	(236)
Interest received (paid), net	188	175	48
Income taxes paid, net	(180)	(177)	(61)
Royalties paid	0	0	(256)
Cash flows from operating activities	(560)	1,377	2,079
Investing activities:
Acquisition of intangible assets	0	(739)	(270)
Acquisition of Gateway Pharmacy	(542)
Acquisition of West Olympia Pharmacy	(1,500)	0	0
Cash used in investing activities	(2,042)	(739)	(270)
Financing activities:
Repayment of lease liability	(415)	(370)	(353)
Stock options exercised	0	0	56
Cash used in financing activities	(415)	(370)	(297)
Foreign exchange gain (loss) on cash held in foreign currency	(339)	554	0
Increase in cash and cash equivalents	(3,356)	822	1,512
Cash and cash equivalents, beginning of period	7,191	6,369	4,857
Cash and cash equivalents, end of year	$ 3,835	$ 7,191	$ 6,369